Offerings - Offering: 1	Mar. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share ("Ordinary Shares")
Amount Registered | shares	14,315,314
Proposed Maximum Offering Price per Unit	5.14
Maximum Aggregate Offering Price	$ 73,580,713.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,161.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover additional Ordinary Shares which may become issuable by reason of any share split, share dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of outstanding shares of the Registrant's Ordinary Shares. Represents Ordinary Shares reserved for issuance under the 2022 Omnibus Incentive Plan (as amended, the "Omnibus Incentive Plan"), Ordinary Shares that may again become available for delivery with respect to awards under the Omnibus Incentive Plan pursuant to the share counting, share recycling and other terms and conditions of the Omnibus Incentive Plan, and/or Ordinary Shares that may become reserved and available for delivery with respect to awards under the Omnibus Incentive Plan pursuant to the Omnibus Incentive Plan's "evergreen" provision. In general, to the extent that any awards under the Omnibus Incentive Plan are forfeited, cancelled, terminated or expire for any reason before being exercised or settled in full in Ordinary Shares, if any awards are settled in cash or if shares issued under the Omnibus Incentive Plan are reacquired by the Registrant pursuant to a forfeiture provision, repurchase right or for any other reason, those shares will again become available for issuance under the Omnibus Incentive Plan, as will shares applied to pay the exercise or purchase price of an award or to satisfy tax withholding obligations related to any award. Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices of Ordinary Shares as reported on the New York Stock Exchange on March 11, 2026.